INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,553	$ 1,191
Work in progress	599	956
Finished products	3,599	3,522
Total inventory	$ 5,751	$ 5,669